UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savannah-Baltimore Capital Management, LLC
Address: 888 7th Avenue
         Suite 1100
         New York, New York  10019

13F File Number:  28-11571

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter M. Mulderry
Title:     Chief Operating Officer/Chief Compliance Officer
Phone:     646-898-4824

Signature, Place, and Date of Signing:

     Peter M. Mulderry     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $715,700 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN INC                      COM              013716105     7627    76212 SH       SOLE                    76212        0        0
ALCOA INC                      COM              013817101    20878   533686 SH       SOLE                   533686        0        0
ALTRIA GROUP INC               COM              02209S103    68745   988710 SH       SOLE                   988710        0        0
BLOCK H & R INC                COM              093671105    28784  1359035 SH       SOLE                  1359035        0        0
BLOCK H & R INC                COM              093671105    26475  1250000 SH  PUT  SOLE                  1250000        0        0
BORDERS GROUP INC              COM              099709107     8374   628221 SH       SOLE                   628221        0        0
CADBURY SCHWEPPES PLC          ADR              127209302     9130   196259 SH       SOLE                   196259        0        0
COMPTON PETE CORP              COM              204940100    39044  4180291 SH       SOLE                  4180291        0        0
CONOCOPHILLIPS                 COM              20825C104    52932   603080 SH       SOLE                   603080        0        0
CSX CORP                       COM              126408103    20297   475000 SH  CALL SOLE                   475000        0        0
E M C CORP MASS                COM              268648102    60588  2912861 SH       SOLE                  2912861        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     4655   225866 SH       SOLE                   225866        0        0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102    22817   964356 SH       SOLE                   964356        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    68154  1822290 SH       SOLE                  1822290        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    57779  1896896 SH       SOLE                  1896896        0        0
GRUBB & ELLIS CO               COM PAR $0.01    400095204      738    79325 SH       SOLE                    79325        0        0
INVESCO PLC                    SPONSORED ADR    46127U104     2230    81700 SH       SOLE                    81700        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303    12898   287009 SH       SOLE                   287009        0        0
MICROSOFT CORP                 COM              594918104    48728  1654027 SH       SOLE                  1654027        0        0
QUALCOMM INC                   COM              747525103    63929  1512752 SH       SOLE                  1512752        0        0
SEACOR HOLDINGS INC            COM              811904101    23879   251090 SH       SOLE                   251090        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    41888   560000 SH  PUT  SOLE                   560000        0        0
STATE BANCORP INC N.Y          COM              855716106      595    36532 SH       SOLE                    36532        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     8265   453600 SH  CALL SOLE                   453600        0        0
VIRGIN MEDIA INC               COM              92769L101     7326   301865 SH       SOLE                   301865        0        0
VOLT INFORMATION SCIENCES IN   COM              928703107     8945   507086 SH       SOLE                   507086        0        0